Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 113,063	SFr 63,111
of which encumbered	14,501	25,445
Fair value of collateral received with the right to sell or repledge	91,345	150,198
of which sold or repledged	SFr 32,009	SFr 75,819